Shareholder Report, Holdings (Details) - C000240238	Oct. 31, 2025
Harbor Commodity All Weather Strategy ETF8900301
Holdings [Line Items]
Percent of Total Investments	21.80%
Vanguard FTSE Emerging Markets ETF8900315
Holdings [Line Items]
Percent of Total Investments	21.70%
Sprott Physical Gold Trust8900308
Holdings [Line Items]
Percent of Total Investments	20.90%
Invesco QQQ Trust, Series 18900305
Holdings [Line Items]
Percent of Total Investments	11.20%
Vanguard S&P 500 ETF8900319
Holdings [Line Items]
Percent of Total Investments	11.00%
Vanguard FTSE Developed Markets ETF8900311
Holdings [Line Items]
Percent of Total Investments	10.90%
Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	76.70%